Real Estate Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impairment loss on real estate assets	$ (24,896)	$ 128,314	$ 111,860	$ 45,269
Minimum [Member]
Adjusted discount rates		18.00%
Maximum [Member]
Adjusted discount rates		22.00%